Shareholders' Equity And Comprehensive Income (Schedule Of Treasury Shares Repurchased) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	853,308
Average Price Paid Per Share	$ 47.38
Total Number of Shares Purchased as Part of Publicly Announced Plan	853,308	900,000
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	46,692
June 1-30 [Member]
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	48,188
Average Price Paid Per Share	$ 47.93
Total Number of Shares Purchased as Part of Publicly Announced Plan	48,188
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	851,812
August 1-31 [Member]
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	748,488
Average Price Paid Per Share	$ 47.38
Total Number of Shares Purchased as Part of Publicly Announced Plan	796,676
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	103,324
September 1-30 [Member]
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	56,632
Average Price Paid Per Share	$ 46.97
Total Number of Shares Purchased as Part of Publicly Announced Plan	853,308
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	46,692